15. Income Taxes	12 Months Ended
Dec. 31, 2013
Income Taxes
Income Taxes

The Company is incorporated in the Cayman Islands and conducts its primary business operations through the subsidiary and VIEs in the PRC. Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

According to the PRC Corporate Income Tax Law, or the CIT Law, which became effective on January 1, 2008, as further clarified by subsequent tax regulations implementing the CIT Law, foreign-invested enterprises and domestic enterprises are subject to corporate income tax, at a uniform rate of 25%. The CIT rate of enterprises established before March 16, 2007 that were eligible for preferential tax rates according to then effective tax laws and regulations will gradually transition to the uniform 25% CIT rate by January 1, 2013. In addition, certain enterprises may still benefit from a preferential tax rate of 15% under the CIT Law if they qualify as “high and new technology enterprises strongly supported by the state,” subject to certain general factors described in the CIT Law and the related regulations.

In December 2008, the Company’s subsidiary eFuture Beijing was designated as “High and New Technology Enterprises” under the CIT Law, which entitles it to a preferential CIT rate of 15% from 2008 to 2013. Wangku and Changshengtiandi were subject to a 25% tax rate in 2011, 2012 and 2013, respectively. eFuture Hainan was subject to a 25% tax rate in 2013.

The CIT Law treats enterprises established outside of China with “effective management and control” located in China as PRC resident enterprises for tax purposes. The term “effective management and control” is generally defined as exercising overall management and control over the business, personnel, accounting, properties, etc. of an enterprise. eFuture Information Technology Inc., if considered a PRC resident enterprise for tax purposes, would be subject to the PRC CIT at the rate of 25% on its worldwide income for the period after January 1, 2008. As of December 31, 2013, eFuture Information Technology Inc. has not accrued for PRC tax on such basis as it had no substantial business. The Company will continue to monitor its tax status.

	Chinese Yuan (Renminbi)			U.S. Dollars
				For the Year Ended
	For the Years Ended December 31,			December 31,
	2011	2012	2013	2013
PRC	¥813,814	¥15,240,940	¥(501,808)	$(82,893)
Cayman Islands	(26,337,315)	(15,253,126)	(6,662,406)	(1,100,551)
Loss before income tax	¥(25,523,501)	¥(12,186)	¥(7,164,214)	$(1,183,444)

The income tax expenses (benefit) for the years ended December 31, 2011, 2012 and 2013 were as follows:

	Chinese Yuan (Renminbi)			U.S. Dollars
				For the Year Ended
	For the Years Ended December 31,			December 31,
	2011	2012	2013	2013
Current tax before tax loss carry forwards (set-off)	¥1,957,167	¥13,330,732	¥891,449	$$147,257
Tax loss carry forwards (set-off)	162,457	59,638	15,098	2,494
Current income taxes	2,119,624	13,390,370	906,547	149,751
Deferred income taxes	(2,691,481)	(8,892,940)	(619,251)	(102,293)
Total income tax expenses (benefit)	¥(571,857)	¥4,497,430	¥287,296	$$47,458

The reconciliation of income tax expenses computed by applying the statutory corporate income tax rate to pre-tax loss to the actual tax benefit is as follows:

	Chinese Yuan (Renminbi)			U.S. Dollars
				For the Year Ended
	For the Years Ended December 31,			December 31,
	2011	2012	2013	2013
Income tax computed at statutory tax rate	¥(6,380,875)	¥(3,046)	¥(1,791,053)	$(295,861)
Difference in tax rate of the Company outside the PRC	6,584,329	3,813,282	1,665,601	275,138
Effect of tax holiday for a subsidiary	(146,364)	(1,547,949)	44,142	7,292
Non-deductible expenses	887,675	2,799,105	396,408	65,482
Tax loss carry forward (set-off)	162,457	59,638	15,098	2,494
Withholding income tax for the dividends paid to Cayman Islands company	1,012,402	-	-	-
Deferred tax benefit	(2,691,481)	(623,600)	(42,900)	(7,087)
Income tax expenses (benefit)	¥(571,857)	¥4,497,430	¥287,296	$47,458

The components of the deferred tax assets and liabilities were as follows:

	Chinese Yuan (Renminbi)		U.S. Dollars
	December 31,		December 31,
	2012	2013	2013
Deferred Tax Assets:
Net operating loss carry forwards	¥222,095	¥237,193	$39,181
Allowance for doubtful accounts and write offs	2,332,527	2,266,888	374,462
Inventory provision	370,070	512,335	84,632
Accruals and others	4,966,115	5,022,822	829,711
Intangible assets impairment	980,504	980,504	161,968
Valuation allowance	(222,095)	(237,193)	(39,181)
Total deferred tax assets	¥8,649,216	¥8,782,549	$1,450,773

Deferred Tax Liabilities:
Intangible assets	¥(42,900)	¥-	$-
Refundable value added tax	(750,106)	(307,089)	(50,727)
Total deferred tax liabilities	¥(793,006)	¥(307,089)	$(50,727)

Net deferred tax assets	¥7,856,210	¥8,475,460	$1,400,046

The Group recorded a valuation allowance against the 2012 and 2013 operating loss carry forwards of Changshengtiandi and eFuture Hainan as of December 31, 2012 and 2013, respectively, as the Group believes it is more likely than not that such deferred tax assets will not be realized.

The Group has evaluated its income tax uncertainty under ASC 740-10. ASC 740-10 clarifies the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the financial statements. The Group has elected to classify interest and penalties related to an uncertain tax position, if and when required, as part of income tax expense in the consolidated statements of operations. Under the PRC law, net operating loss will expire within 5 years. As of and for the years ended December 31, 2012 and 2013, no unrecognized tax benefits or interest and penalties associated with uncertainty in income taxes have been recognized.